UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

787 Seventh Avenue, New York, New York 10019

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6796

Registrant’s telephone number, including area code: 888-793 8637

Date of fiscal year end: April 30

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

Funds within the Master Trust do not issue shares, and therefore have no shareholders to provide with Tailored Shareholder Reports.

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Included as part of the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

Master Trust

Form N-CSR Information Items 7 through 11

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Copy of the most recent financial statements:

Master Trust

Semiannual Financial Statements  |  October 31, 2024

Includes:

•	Government Master Fund
•	Treasury Master Fund
•	100% US Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2024 to October 31, 2024.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2024	Ending account value October 31, 2024	Expenses paid during period 05/01/24 to 10/31/24[1]	Expense ratio during the period

Government Master Fund
Actual	$1,000.00	$1,026.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund
Actual	$1,000.00	$1,026.30	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

100% US Treasury Master Fund
Actual	$1,000.00	$1,027.10	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,027.00	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,016.10	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one–half year period).

Master Trust

Portfolio characteristics at a glance—October 31, 2024 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	32 days

Portfolio composition[2]
U.S. Treasury obligations	55.4%
Repurchase agreements	39.1
U.S. government agency obligations	5.0
Other assets in excess of liabilities	0.5
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2024 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	35 days

Portfolio composition[2]
U.S. Treasury obligations	60.3%
Repurchase agreements	39.1
Other assets in excess of liabilities	0.6
Total	100.0%

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2024 (unaudited) (continued)

100% US Treasury Master Fund

Characteristics
Weighted average maturity[1]	44 days

Portfolio composition[2]
U.S. Treasury obligations	104.8%
Liabilities in excess of other assets	(4.8)
Total	100.0%

You could lose money by investing in a money market fund. Although 100% US Treasury Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, 100% US Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2024 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	20 days

Top five issuer breakdown by country or territory of origin[2]
United States	53.5%
Singapore	7.5
Sweden	6.6
Japan	5.6
Canada	5.1
Total	78.3%

Portfolio composition[2]
Commercial paper	47.2%
Repurchase agreements	38.8
Certificates of deposit	7.4
Time deposits	5.4
Other assets in excess of liabilities	1.2
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2024 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	3 days

Portfolio composition
Municipal bonds	94.0%
Tax-exempt commercial paper	2.2
Other assets in excess of liabilities	3.8
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Government Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
U.S. government agency obligations—5.0%
Federal Farm Credit Banks Funding Corp.
3 mo. Treasury money market yield + 0.160%, 4.722%, due 06/30/25[1]	$40,000,000	$40,000,000
1 day USD SOFR + 0.105%, 4.915%, due 11/22/24[1]	85,000,000	85,000,000
1 day USD SOFR + 0.120%, 4.930%, due 05/01/25[1]	33,000,000	33,000,000
1 day USD SOFR + 0.150%, 4.960%, due 01/03/25[1]	23,000,000	23,000,000
1 day USD SOFR + 0.155%, 4.965%, due 05/02/25[1]	70,000,000	70,000,000
1 day USD SOFR + 0.155%, 4.965%, due 08/18/25[1]	86,000,000	86,000,000
1 day USD SOFR + 0.160%, 4.970%, due 01/30/25[1]	10,000,000	10,000,000
1 day USD SOFR + 0.160%, 4.970%, due 05/15/25[1]	45,000,000	45,000,000
1 day USD SOFR + 0.160%, 4.970%, due 07/07/25[1]	88,000,000	88,000,000
1 day USD SOFR + 0.160%, 4.970%, due 08/04/25[1]	30,000,000	30,000,000
1 day USD SOFR + 0.160%, 4.970%, due 10/17/25[1]	90,000,000	90,000,000
1 day USD SOFR + 0.170%, 4.980%, due 01/23/25[1]	24,000,000	24,000,000
1 day USD SOFR + 0.200%, 5.010%, due 12/05/24[1]	60,000,000	60,000,000
Federal Home Loan Banks
1 day USD SOFR + 0.040%, 4.850%, due 08/05/25[1]	115,000,000	115,000,000
1 day USD SOFR + 0.040%, 4.850%, due 08/06/25[1]	130,000,000	130,000,000
1 day USD SOFR + 0.115%, 4.925%, due 01/17/25[1]	85,000,000	85,000,000
1 day USD SOFR + 0.120%, 4.930%, due 11/01/24[1]	64,000,000	64,000,000
1 day USD SOFR + 0.125%, 4.935%, due 03/03/25[1]	86,000,000	86,000,000
1 day USD SOFR + 0.155%, 4.965%, due 08/22/25[1]	86,000,000	86,000,000
1 day USD SOFR + 0.160%, 4.970%, due 07/03/25[1]	88,000,000	88,000,000
1 day USD SOFR + 0.160%, 4.970%, due 08/08/25[1]	54,000,000	54,000,000
Total U.S. government agency obligations (cost—$1,392,000,000)		1,392,000,000

U.S. Treasury obligations—55.4%
U.S. Treasury Bills
4.367% due 04/03/25[2]	133,000,000	130,617,471
4.425% due 03/27/25[2]	125,000,000	122,835,347
4.425% due 04/17/25[2]	273,000,000	267,592,401
4.462% due 04/10/25[2]	275,000,000	269,738,333
4.467% due 04/24/25[2]	278,000,000	272,208,797
4.483% due 05/01/25[2]	289,000,000	282,715,655
4.526% due 01/28/25[2]	277,000,000	274,020,372
4.537% due 02/04/25[2]	275,000,000	271,799,687
4.548% due 02/18/25[2]	270,000,000	266,386,650

	Face amount	Value
U.S. Treasury obligations—(concluded)
4.558% due 01/28/25[2]	$250,000,000	$247,292,778
4.558% due 02/11/25[2]	277,000,000	273,523,188
4.558% due 03/04/25[2]	277,000,000	272,943,720
4.573% due 03/20/25[2]	120,000,000	117,956,700
4.574% due 02/25/25[2]	282,000,000	277,960,977
4.605% due 01/30/25[2]	289,000,000	285,755,975
4.615% due 01/02/25[2]	266,000,000	263,938,500
4.625% due 01/23/25[2]	278,000,000	275,109,340
4.631% due 01/16/25[2]	273,000,000	270,397,855
4.657% due 12/26/24[2]	249,000,000	247,272,908
4.667% due 01/09/25[2]	275,000,000	272,601,771
4.701% due 03/13/25[2]	126,000,000	123,907,140
4.799% due 01/21/25[2]	238,000,000	235,504,570
4.875% due 12/19/24[2]	240,000,000	238,480,000
4.956% due 01/07/25[2]	262,000,000	259,654,591
5.018% due 12/31/24[2]	269,000,000	266,816,617
5.025% due 12/12/24[2]	253,000,000	251,589,560
5.103% due 12/05/24[2]	269,000,000	267,737,344
5.114% due 11/29/24[2]	274,000,000	272,938,707
5.126% due 01/30/25[2]	250,000,000	246,918,750
5.134% due 12/17/24[2]	267,000,000	265,300,990
5.144% due 12/10/24[2]	254,000,000	252,626,918
5.185% due 01/16/25[2]	252,000,000	249,347,980
5.190% due 01/23/25[2]	250,000,000	247,123,819
5.192% due 11/21/24[2]	265,000,000	264,255,792
5.207% due 11/14/24[2]	257,000,000	256,529,476
5.212% due 11/07/24[2]	244,000,000	243,793,617
5.249% due 12/03/24[2]	250,000,000	248,868,889
5.275% due 11/26/24[2]	247,000,000	246,122,635
5.286% due 01/09/25[2]	244,000,000	241,624,253
5.296% due 11/19/24[2]	249,000,000	248,360,692
5.323% due 01/02/25[2]	245,000,000	242,841,754
5.350% due 12/26/24[2]	241,000,000	239,107,481
5.359% due 11/12/24[2]	248,000,000	247,606,334
5.361% due 12/19/24[2]	236,000,000	234,379,467
5.367% due 11/07/24[2]	251,000,000	250,784,349
5.367% due 12/05/24[2]	233,000,000	231,865,614
5.370% due 11/05/24[2]	242,000,000	241,860,043
5.372% due 11/21/24[2]	245,000,000	244,297,667
5.377% due 11/14/24[2]	251,000,000	250,531,850
5.377% due 12/12/24[2]	243,000,000	241,570,586
5.378% due 11/29/24[2]	243,000,000	242,023,815
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.150%, 4.712% due 11/01/24[1]	663,000,000	663,011,341
3 mo. Treasury money market yield + 0.182%, 4.744% due 11/01/24[1]	766,000,000	765,410,630
3 mo. Treasury money market yield + 0.200%, 4.762% due 01/31/25[1]	449,000,000	449,034,194
3 mo. Treasury money market yield + 0.205%, 4.767% due 11/01/24[1]	212,000,000	212,000,000
3 mo. Treasury money market yield + 0.245%, 4.807% due 11/01/24[1]	699,000,000	699,225,073
U.S. Treasury Notes
0.750% due 11/15/24	51,000,000	50,916,823
1.500% due 11/30/24	51,000,000	50,856,546
Total U.S. Treasury obligations (cost—$15,447,494,332)		15,447,494,332

Government Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Repurchase agreements—39.1%
Repurchase agreement dated 03/31/22 with MUFG Securities Americas, Inc., 4.820% due 12/05/24, collateralized by $23,262,750 Federal Home Loan Mortgage Corp., obligations, 2.500% to 6.500% due 05/01/27 to 11/01/54 and $179,535,466 Federal National Mortgage Association obligations, 2.000% to 7.000% due 01/01/26 to 09/01/54; (value—$102,000,000); proceeds: $112,652,500[3]	$100,000,000	$100,000,000
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 4.820% due 11/07/24, collateralized by $63,498,360 Federal Home Loan Mortgage Corp., obligations, 4.500% to 7.000% due 05/01/31 to 10/01/44, $495,671,984 Federal National Mortgage Association obligations, 2.000% to 7.500% due 03/01/25 to 07/01/61; (value—$204,000,001); proceeds: $217,084,222[3]	200,000,000	200,000,000
Repurchase agreement dated 10/31/24 with MUFG Securities Americas, Inc., 4.860% due 11/01/24, collateralized by $56,014,791 Federal Home Loan Mortgage Corp., obligations, 2.500% to 6.000% due 04/01/29 to 11/01/54, $146,773,094 Federal National Mortgage Association obligations, 2.000% to 7.000% due 05/01/25 to 02/01/57 and $149,787,832 Government National Mortgage Association obligations, 1.000% to 6.500% due 09/20/50 to 04/20/54; (value—$280,500,000); proceeds: $275,037,125	275,000,000	275,000,000
Repurchase agreement dated 09/19/23 with J.P. Morgan Securities LLC, 4.950% due 01/29/25, collateralized by $1,119,860,592 Federal Home Loan Mortgage Corp., obligations, zero coupon to 5.500% due 07/25/30 to 10/15/61, $1,896,068,580 Federal National Mortgage Association obligations, zero coupon to 6.000% due 05/25/27 to 07/25/54 and $4,916,713,662 Government National Mortgage Association obligations, zero coupon to 6.000% due 01/20/42 to 07/16/65; (value—$309,000,001); proceeds: $316,830,000[3]	300,000,000	300,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/24 with TD Securities (USA) LLC, 4.860% due 11/01/24, collateralized by $208,274,945 Federal Home Loan Mortgage Corp., obligations, 2.000% to 6.000% due 04/25/35 to 10/25/54, $288,238,727 Federal National Mortgage Association obligations, 1.000% to 6.000% due 09/25/25 to 12/25/52 and $341,869,419 Government National Mortgage Association obligations, 1.500% to 7.500% due 07/16/34 to 09/20/54; (value—$408,000,001); proceeds: $400,054,000	$400,000,000	$400,000,000
Repurchase agreement dated 10/31/24 with J.P. Morgan Securities LLC, 4.870% due 11/01/24, collateralized by $107,190,083 Federal Home Loan Mortgage Corp., obligations, 1.776% to 7.000% due 09/01/42 to 11/01/54, $1,259,245,431 Federal National Mortgage Association obligations, 1.500% to 7.000% due 11/01/26 to 12/01/54; (value—$1,020,000,001); proceeds: $1,000,135,278	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/24 with Fixed Income Clearing Corp., 4.870% due 11/01/24, collateralized by $8,859,718,900 U.S. Treasury Notes, 0.375% to 4.875% due 12/31/25 to 06/15/27 and $75,767,400 U.S. Treasury Inflation Index Notes, 0.125% due 04/15/26; (value—$8,786,280,036); proceeds: $8,615,165,283	8,614,000,000	8,614,000,000
Total repurchase agreements (cost—$10,889,000,000)		10,889,000,000
Total investments (cost—$27,728,494,332 which approximates cost for federal income tax purposes)—99.5%		27,728,494,332

Other assets in excess of liabilities—0.5%		143,550,568
Net assets—100.0%		$27,872,044,900

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Government Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. government agency obligations	$—	$1,392,000,000	$—	$1,392,000,000
U.S. Treasury obligations	—	15,447,494,332	—	15,447,494,332
Repurchase agreements	—	10,889,000,000	—	10,889,000,000
Total	$—	$27,728,494,332	$—	$27,728,494,332

At October 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rates shown reflect yield at October 31, 2024.
[3]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2024 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of October 31, 2024.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
U.S. Treasury obligations—60.3%
U.S. Treasury Bills
4.367% due 04/03/25[1]	$215,000,000	$211,148,544
4.425% due 03/27/25[1]	209,000,000	205,380,701
4.425% due 04/17/25[1]	452,000,000	443,046,759
4.462% due 04/10/25[1]	455,000,000	446,294,333
4.467% due 04/24/25[1]	436,000,000	426,917,393
4.483% due 05/01/25[1]	441,000,000	431,410,394
4.526% due 01/28/25[1]	452,000,000	447,137,936
4.537% due 02/04/25[1]	450,000,000	444,763,125
4.548% due 02/18/25[1]	442,000,000	436,084,812
4.558% due 01/28/25[1]	420,000,000	415,451,867
4.558% due 02/11/25[1]	452,000,000	446,326,647
4.558% due 03/04/25[1]	429,000,000	422,717,891
4.573% due 03/20/25[1]	204,000,000	200,526,390
4.574% due 02/25/25[1]	442,000,000	435,669,332
4.605% due 01/30/25[1]	441,000,000	436,049,775
4.615% due 01/02/25[1]	429,000,000	425,675,250
4.625% due 01/23/25[1]	436,000,000	431,466,448
4.631% due 01/16/25[1]	452,000,000	447,691,687
4.657% due 12/26/24[1]	418,000,000	415,100,706
4.667% due 01/09/25[1]	455,000,000	451,032,021
4.701% due 03/13/25[1]	205,000,000	201,594,950
4.799% due 01/21/25[1]	407,000,000	402,732,605
4.875% due 12/19/24[1]	409,000,000	406,409,667
4.881% due 02/06/25[1]	399,000,000	393,947,108
4.956% due 01/07/25[1]	416,000,000	412,275,991
4.982% due 02/13/25[1]	405,000,000	399,389,850
5.018% due 12/31/24[1]	419,000,000	415,599,117
5.025% due 12/12/24[1]	410,000,000	407,714,307
5.103% due 12/05/24[1]	420,000,000	418,028,567
5.114% due 11/29/24[1]	419,000,000	417,377,073
5.126% due 01/30/25[1]	399,000,000	394,082,325
5.134% due 12/17/24[1]	416,000,000	413,352,853
5.144% due 12/10/24[1]	404,000,000	401,816,043
5.185% due 01/16/25[1]	409,000,000	404,695,729
5.190% due 01/23/25[1]	399,000,000	394,409,616
5.192% due 11/21/24[1]	409,000,000	407,851,392
5.207% due 11/14/24[1]	405,000,000	404,258,512
5.212% due 11/07/24[1]	399,000,000	398,662,512
5.249% due 12/03/24[1]	399,000,000	397,194,747
5.275% due 11/26/24[1]	402,000,000	400,572,062
5.286% due 01/09/25[1]	404,000,000	400,066,387
5.296% due 11/19/24[1]	411,000,000	409,944,758
5.323% due 01/02/25[1]	411,000,000	407,379,432
5.350% due 12/26/24[1]	402,000,000	398,843,183
5.359% due 11/12/24[1]	402,000,000	401,361,881
5.361% due 12/19/24[1]	399,000,000	396,260,200
5.367% due 11/07/24[1]	400,000,000	399,656,333
5.367% due 12/05/24[1]	395,000,000	393,076,899
5.370% due 11/05/24[1]	409,000,000	408,763,462
5.372% due 11/21/24[1]	401,000,000	399,850,467
5.377% due 11/14/24[1]	403,000,000	402,248,349
5.377% due 12/12/24[1]	390,000,000	387,705,879
5.378% due 11/29/24[1]	396,000,000	394,409,180
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.150%, 4.712% due 11/01/24[1]	1,080,000,000	1,080,016,747

	Face amount	Value
U.S. Treasury obligations—(concluded)
3 mo. Treasury money market yield + 0.182%, 4.744% due 11/01/24[1]	$1,241,000,000	$1,240,040,216
3 mo. Treasury money market yield + 0.200%, 4.762% due 01/31/25[2]	794,000,000	794,059,248
3 mo. Treasury money market yield + 0.205%, 4.767% due 11/01/24[1]	327,000,000	326,999,999
3 mo. Treasury money market yield + 0.245%, 4.807% due 11/01/24[1]	1,246,000,000	1,246,386,439
U.S. Treasury Notes
0.750% due 11/15/24	94,000,000	93,846,694
1.500% due 11/30/24	94,000,000	93,735,594
Total U.S. Treasury obligations (cost—$25,986,508,384)		25,986,508,384

Repurchase agreements—39.1%
Repurchase agreement dated 10/31/24 with BofA Securities, Inc., 4.830% due 11/01/24, collateralized by $275,190,880 U.S. Treasury Bond Strips, zero Coupon due 07/31/26 to 11/15/52, $35,443,900 U.S. Treasury Notes, 0.750% to 4.125% due 04/30/26 to 10/31/26 and $131,000 U.S. Treasury Bond Principal Strips, zero coupon due 02/15/27; (value—$164,220,000); proceeds: $161,021,601	161,000,000	161,000,000
Repurchase agreement dated 10/31/24 with Barclays Bank PLC, 4.860% due 11/01/24, collateralized by $499,232,900 U.S. Treasury Bonds, 4.375% to 4.625% due 11/15/39 to 05/15/44; (value—$510,000,025); proceeds: $500,067,500	500,000,000	500,000,000
Repurchase agreement dated 10/31/24 with MUFG Securities Americas, Inc., 4.840% due 11/01/24, collateralized by $261,455,300 U.S. Treasury Notes, 0.250% to 4.875% due 03/31/25 to 02/15/34, $120,452,400 U.S. Treasury Bonds, 1.625% to 4.750% due 02/15/41 to 02/15/53, $8,393,700 U.S. Treasury Inflation Index Bonds, 0.125% due 02/15/51 and $124,486,900 U.S. Treasury Inflation Index Notes, 0.125% to 1.625% due 04/15/25 to 07/15/32; (value—$510,000,010); proceeds: $500,067,222	500,000,000	500,000,000
Repurchase agreement dated 10/31/24 with J.P. Morgan Securities LLC, 4.850% due 11/01/24, collateralized by $901,651,700 U.S. Treasury Inflation Index Notes, 0.125% to 0.500% due 04/15/27 to 01/15/28; (value—$1,020,000,080); proceeds: $1,000,134,722	1,000,000,000	1,000,000,000

Treasury Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/24 with Federal Reserve Bank of New York, 4.800% due 11/01/24, collateralized by $5,020,664,900 U.S. Treasury Notes, 1.625% due 08/15/29; (value—$4,500,600,009); proceeds: $4,500,600,000	$4,500,000,000	$4,500,000,000
Repurchase agreement dated 10/31/24 with Fixed Income Clearing Corp., 4.870% due 11/01/24, collateralized by $4,107,779,200 U.S. Treasury Notes, 0.250% to 5.000% due 05/30/25 to 05/15/34, $529,999,600 U.S. Treasury Bill, zero coupon due 10/30/25, $2,502,895,200 U.S. Treasury Bonds, 1.125% to 4.375% due 05/15/40 to 11/15/49 and $3,411,019,000 U.S. Treasury Inflation Index Notes, 0.125% to 1.375% due 04/15/25 to 07/15/33; (value—$10,412,160,250); proceeds: $10,209,380,916	10,208,000,000	10,208,000,000
Total repurchase agreements (cost—$16,869,000,000)		16,869,000,000
Total investments (cost—$42,855,508,384 which approximates cost for federal income tax purposes)—99.4%		42,855,508,384

Other assets in excess of liabilities—0.6%		249,218,803
Net assets—100.0%		$43,104,727,187

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Treasury Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$25,986,508,384	$—	$25,986,508,384
Repurchase agreements	—	16,869,000,000	—	16,869,000,000
Total	$—	$42,855,508,384	$—	$42,855,508,384

At October 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rates shown reflect yield at October 31, 2024.
[2]

Floating or variable rate securities. The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

See accompanying notes to financial statements.

100% US Treasury Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
U.S. Treasury obligations—104.8%
U.S. Treasury Bills
4.367% due 04/03/25[1]	$33,000,000	$32,408,846
4.425% due 03/27/25[1]	32,000,000	31,445,849
4.425% due 04/17/25[1]	71,000,000	69,593,628
4.462% due 04/10/25[1]	69,000,000	67,679,800
4.467% due 04/24/25[1]	78,000,000	76,375,130
4.483% due 05/01/25[1]	80,000,000	78,260,389
4.537% due 02/04/25[1]	66,000,000	65,231,925
4.548% due 02/18/25[1]	71,000,000	70,049,823
4.552% due 01/07/25[1]	100,000,000	99,175,249
4.557% due 01/07/25[1]	180,000,000	178,513,605
4.558% due 01/28/25[1]	65,000,000	64,296,122
4.558% due 02/11/25[1]	70,000,000	69,121,383
4.558% due 03/04/25[1]	79,000,000	77,843,155
4.562% due 01/14/25[1]	100,000,000	99,087,744
4.571% due 12/05/24[1]	60,000,000	59,746,825
4.573% due 03/20/25[1]	31,000,000	30,472,147
4.574% due 02/25/25[1]	79,000,000	77,868,501
4.577% due 01/14/25[1]	100,000,000	99,084,969
4.605% due 01/30/25[1]	80,000,000	79,102,000
4.615% due 01/02/25[1]	65,000,000	64,496,250
4.625% due 01/23/25[1]	78,000,000	77,188,952
4.631% due 01/16/25[1]	71,000,000	70,323,252
4.651% due 12/31/24[1]	158,000,000	156,880,482
4.657% due 12/26/24[1]	64,000,000	63,556,089
4.658% due 01/14/25[1]	125,000,000	123,836,812
4.660% due 12/03/24[1]	158,000,000	157,437,169
4.660% due 12/12/24[1]	21,000,000	20,890,868
4.660% due 12/24/24[1]	22,000,000	21,852,862
4.664% due 11/14/24[1]	60,000,000	59,900,983
4.667% due 01/09/25[1]	69,000,000	68,398,262
4.693% due 12/24/24[1]	125,000,000	124,158,533
4.695% due 11/29/24[1]	23,000,000	22,917,845
4.697% due 11/05/24[1]	60,000,000	59,969,243
4.698% due 11/19/24[1]	100,000,000	99,769,975
4.700% due 12/31/24[1]	50,000,000	49,618,717
4.701% due 03/13/25[1]	29,000,000	28,518,310
4.710% due 11/07/24[1]	95,000,000	94,926,850
4.720% due 12/12/24[1]	159,000,000	158,161,584
4.724% due 12/10/24[1]	228,000,000	226,857,254
4.726% due 12/05/24[1]	23,000,000	22,899,231
4.727% due 11/19/24[1]	100,000,000	99,767,500
4.728% due 12/05/24[1]	195,000,000	194,146,756
4.728% due 12/17/24[1]	147,000,000	146,130,332
4.729% due 11/14/24[1]	57,000,000	56,904,246
4.732% due 11/26/24[1]	158,000,000	157,489,792
4.739% due 12/10/24[1]	141,000,000	140,291,240
4.740% due 12/05/24[1]	158,000,000	157,306,117
4.745% due 11/26/24[1]	100,000,000	99,676,215
4.749% due 11/26/24[1]	97,000,000	96,686,771
4.750% due 11/12/24[1]	193,000,000	192,724,600
4.752% due 11/14/24[1]	171,000,000	170,711,473
4.754% due 11/19/24[1]	100,000,000	99,766,400
4.754% due 12/03/24[1]	67,000,000	66,722,769
4.766% due 11/07/24[1]	83,000,000	82,935,122
4.777% due 11/29/24[1]	143,000,000	142,478,924
4.779% due 11/07/24[1]	109,000,000	108,914,600

	Face amount	Value
U.S. Treasury obligations—(continued)
4.782% due 11/14/24[1]	$18,000,000	$17,969,481
4.783% due 11/19/24[1]	148,000,000	147,652,200
4.790% due 11/19/24[1]	62,000,000	61,854,610
4.793% due 11/07/24[1]	80,000,000	79,937,200
4.799% due 01/21/25[1]	62,000,000	61,349,930
4.802% due 11/05/24[1]	18,000,000	17,990,560
4.804% due 11/12/24[1]	73,000,000	72,894,795
4.812% due 11/21/24[1]	140,000,000	139,632,889
4.832% due 11/05/24[1]	130,000,000	129,931,418
4.834% due 11/12/24[1]	141,000,000	140,795,354
4.839% due 11/05/24[1]	134,000,000	133,929,203
4.843% due 11/14/24[1]	132,000,000	131,773,583
4.875% due 12/19/24[1]	63,000,000	62,601,000
4.881% due 02/06/25[1]	45,000,000	44,430,125
4.882% due 01/14/25[1]	58,000,000	57,434,887
4.956% due 01/07/25[1]	55,000,000	54,507,643
4.982% due 02/13/25[1]	46,000,000	45,362,798
5.018% due 12/31/24[1]	53,000,000	52,569,817
5.025% due 12/12/24[1]	58,000,000	57,676,658
5.071% due 12/24/24[1]	50,000,000	49,637,833
5.099% due 11/12/24[1]	60,000,000	59,908,517
5.103% due 12/05/24[1]	55,000,000	54,741,836
5.114% due 11/29/24[1]	53,000,000	52,794,713
5.126% due 01/30/25[1]	43,000,000	42,470,025
5.134% due 12/17/24[1]	49,000,000	48,688,197
5.144% due 12/10/24[1]	45,000,000	44,756,737
5.150% due 11/05/24[1]	112,000,000	111,937,280
5.185% due 01/16/25[1]	35,000,000	34,631,664
5.190% due 01/23/25[1]	38,000,000	37,562,821
5.192% due 11/21/24[1]	50,000,000	49,859,583
5.207% due 11/14/24[1]	46,000,000	45,915,782
5.212% due 11/07/24[1]	45,000,000	44,961,937
5.249% due 12/03/24[1]	43,000,000	42,805,449
5.275% due 11/26/24[1]	39,000,000	38,861,469
5.286% due 01/09/25[1]	29,000,000	28,717,637
5.296% due 11/19/24[1]	36,000,000	35,907,570
5.323% due 01/02/25[1]	24,000,000	23,788,580
5.350% due 12/26/24[1]	21,000,000	20,835,092
5.359% due 11/12/24[1]	31,000,000	30,950,792
5.361% due 12/19/24[1]	16,000,000	15,890,133
5.367% due 11/07/24[1]	650,000	649,442
5.367% due 12/05/24[1]	10,000,000	9,951,314
5.370% due 11/05/24[1]	27,000,000	26,984,385
5.372% due 11/21/24[1]	4,000,000	3,988,533
5.377% due 11/14/24[1]	1,800,000	1,796,643
5.377% due 12/12/24[1]	11,000,000	10,935,294
5.378% due 11/29/24[1]	8,000,000	7,967,862
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.150%, 4.712% due 11/01/24[2]	168,250,000	168,143,505
3 mo. Treasury money market yield + 0.182%, 4.744% due 11/01/24[2]	157,000,000	156,862,386
3 mo. Treasury money market yield + 0.200%, 4.762% due 01/31/25[2]	740,000	740,248

100% US Treasury Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
U.S. Treasury obligations—(concluded)
3 mo. Treasury money market yield + 0.205%, 4.767% due 11/01/24[2]	$60,000,000	$60,000,000
3 mo. Treasury money market yield + 0.245%, 4.807% due 11/01/24[2]	141,928,000	142,011,293
Total U.S. Treasury obligations (cost—$8,226,518,173)		8,226,518,173
Total investments (cost—$8,226,518,173 which approximates cost for federal income tax purposes)—104.8%		8,226,518,173

Liabilities in excess of other assets—(4.8)%		(374,020,312)
Net assets—100.0%		$7,852,497,861

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$8,226,518,173	$—	$8,226,518,173
Total	$—	$8,226,518,173	$—	$8,226,518,173

At October 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rates shown reflect yield at October 31, 2024.
[2]

Floating or variable rate securities. The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Certificates of deposit—7.4%
Banking-non-U.S.—7.4%
Bank of Nova Scotia 1 day USD SOFR + 0.350%, 5.160%, due 04/04/25[1]	$75,000,000	$75,000,000
Canadian Imperial Bank of Commerce
1 day USD SOFR + 0.300%, 5.110%, due 03/06/25[1]	72,000,000	72,000,000
5.450%, due 11/13/24	44,000,000	44,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 5.230%, due 02/03/25	55,000,000	55,000,000
KBC Bank NV 4.820%, due 11/06/24	130,000,000	130,000,000
Mitsubishi UFJ Trust & Banking Corp.
4.830%, due 11/05/24	145,000,000	145,000,000
1 day USD SOFR + 0.200%, 5.010%, due 11/01/24[1]	70,000,000	70,000,000
Nordea Bank Abp
1 day USD SOFR + 0.210%, 5.020%, due 11/01/24[1]	120,000,000	120,000,000
1 day USD SOFR + 0.230%, 5.040%, due 11/01/24[1]	117,000,000	117,000,000
Oversea-Chinese Banking Corp. Ltd. 1 day USD SOFR + 0.220%, 5.040%, due 12/12/24[1]	72,000,000	72,000,000
Sumitomo Mitsui Banking Corp.
1 day USD SOFR + 0.190%, 5.000%, due 11/01/24[1]	65,000,000	65,000,000
1 day USD SOFR + 0.210%, 5.020%, due 11/01/24[1]	125,000,000	125,000,000
1 day USD SOFR + 0.230%, 5.040%, due 11/01/24[1]	75,000,000	75,000,000
Sumitomo Mitsui Trust Bank Ltd. 1 day USD SOFR + 0.230%, 5.040%, due 11/01/24[1]	60,000,000	60,000,000
Svenska Handelsbanken AB 1 day USD SOFR + 0.190%, 5.010%, due 11/01/24[1]	120,000,000	120,000,000
Swedbank AB
1 day USD SOFR + 0.250%, 5.070%, due 11/01/24[1]	125,000,000	125,000,000
5.210%, due 02/28/25	65,000,000	65,000,000
5.210%, due 03/03/25	75,000,000	75,000,000
5.300%, due 02/19/25	50,000,000	50,000,000
5.480%, due 11/27/24	67,000,000	67,000,000
Westpac Banking Corp.
1 day USD SOFR + 0.320%, 5.130%, due 11/01/24[1]	70,000,000	70,000,000
5.390%, due 03/25/25	65,000,000	65,000,000

		1,862,000,000
Total Certificates of deposit (cost—$1,862,000,000)		1,862,000,000

	Face amount	Value
Commercial paper—47.2%
Asset-backed-miscellaneous—13.1%
Albion Capital Corp. SA/Albion Capital LLC 5.200%, due 11/25/24	$64,435,000	$64,211,625
Antalis SA
5.230%, due 11/13/24[2]	28,400,000	28,350,489
5.320%, due 11/05/24[2]	36,000,000	35,978,720
5.320%, due 11/06/24[2]	23,000,000	22,983,006
5.450%, due 11/04/24[2]	45,000,000	44,980,050
5.451%, due 11/05/24[2]	24,000,000	23,985,813
Atlantic Asset Securitization LLC
4.560%, due 04/07/25[2]	85,000,000	83,309,633
5.120%, due 12/05/24[2]	37,865,000	37,681,902
Barton Capital SA
4.870%, due 02/24/25[2]	50,000,000	49,222,153
4.880%, due 02/07/25[2]	25,000,000	24,667,889
5.310%, due 11/04/24[2]	23,500,000	23,489,601
Cabot Trail Funding LLC
4.600%, due 01/14/25[2]	50,000,000	49,527,222
4.650%, due 02/18/25[2]	65,000,000	64,084,854
4.820%, due 11/01/24[2]	120,000,000	120,000,000
4.910%, due 12/19/24[2]	100,000,000	99,345,333
4.960%, due 01/17/25[2]	100,000,000	98,939,111
4.985%, due 01/03/25[2]	50,000,000	49,563,813
4.990%, due 01/07/25[2]	14,795,000	14,657,600
5.060%, due 11/27/24[2]	90,000,000	89,671,100
5.120%, due 12/04/24[2]	65,000,000	64,694,933
5.120%, due 12/10/24[2]	87,790,000	87,303,058
5.120%, due 12/13/24[2]	40,000,000	39,761,067
5.330%, due 12/17/24[2]	65,000,000	64,557,314
Fairway Finance Co. LLC
5.350%, due 12/02/24[2]	50,000,000	49,769,653
5.370%, due 11/05/24[2]	50,000,000	49,970,167
Gotham Funding Corp.
4.690%, due 12/20/24[2]	70,000,000	69,553,147
5.140%, due 11/27/24[2]	50,000,000	49,814,389
5.210%, due 11/07/24[2]	75,000,000	74,934,875
LMA-Americas LLC
4.550%, due 02/11/25[2]	30,600,000	30,205,515
4.870%, due 02/26/25[2]	44,600,000	43,894,094
5.090%, due 12/04/24[2]	46,350,000	46,133,739
5.180%, due 11/06/24[2]	20,000,000	19,985,611
Nieuw Amsterdam Receivables Corp. BV 4.850%, due 11/08/24[2]	34,450,000	34,417,512
Old Line Funding LLC
4.550%, due 04/23/25[2]	42,000,000	41,081,658
4.570%, due 04/08/25	100,000,000	97,994,278
5.030%, due 11/01/24[1]	42,000,000	42,000,000
5.060%, due 11/01/24[1]	30,000,000	30,000,000
1 day USD SOFR + 0.240%, 5.060%, due 11/01/24[1,2]	50,000,000	50,000,000
5.080%, due 11/01/24[1,2]	75,000,000	75,000,000
5.110%, due 12/13/24[2]	50,000,000	49,701,917
5.340%, due 12/04/24[2]	50,000,000	49,755,250
5.360%, due 11/12/24[2]	50,000,000	49,918,111

Prime CNAV Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Sheffield Receivables Co. LLC
5.140%, due 11/21/24[2]	$50,000,000	$49,857,222
5.190%, due 11/21/24[2]	75,000,000	74,783,750
5.270%, due 11/04/24[2]	60,000,000	59,973,650
5.399%, due 11/04/24[2]	40,000,000	39,982,433
Starbird Funding Corp. 5.180%, due 11/15/24[2]	114,000,000	113,770,353
Thunder Bay Funding LLC
4.550%, due 04/23/25[2]	42,000,000	41,081,658
5.030%, due 11/01/24[1]	62,000,000	62,000,000
5.060%, due 11/01/24[1]	19,000,000	19,000,000
5.110%, due 12/13/24[2]	50,000,000	49,701,917
5.250%, due 03/17/25	65,000,000	63,710,833
Versailles Commercial Paper LLC
4.930%, due 11/01/24[1,2]	100,000,000	100,000,000
5.050%, due 12/02/24	66,000,000	65,712,992
Victory Receivables Corp.
4.680%, due 01/22/25[2]	75,000,000	74,200,500
5.130%, due 11/25/24[2]	100,000,000	99,658,000
5.190%, due 11/14/24[2]	69,332,000	69,202,060
5.280%, due 11/04/24[2]	43,000,000	42,981,080
5.409%, due 11/04/24[2]	17,000,000	16,992,520

		3,277,705,170

Banking-non-U.S.—32.9%
ANZ New Zealand International Ltd. 4.530%, due 05/06/25[2]	98,000,000	95,743,305
ASB Bank Ltd. 5.030%, due 11/01/24[1,2]	66,000,000	66,000,000
Australia & New Zealand Banking Group Ltd.
4.980%, due 11/01/24[1,2]	123,000,000	123,000,000
5.000%, due 11/01/24[1,2]	58,000,000	58,000,000
5.190%, due 04/07/25[2]	65,000,000	63,528,779
5.320%, due 12/02/24[2]	67,000,000	66,693,066
Bank of Montreal
5.100%, due 11/01/24[1,2]	138,000,000	138,000,000
1 day USD SOFR + 0.370%, 5.180%, due 11/01/24[1]	30,000,000	30,000,000
Bank of Nova Scotia
1 day USD SOFR + 0.210%, 5.020%, due 12/11/24[1,2]	72,000,000	72,000,000
Banque et Caisse d’Epargne de l’Etat 4.840%, due 02/07/25	115,000,000	113,484,811
Barclays Bank PLC
4.560%, due 04/21/25[2]	84,000,000	82,180,560
4.710%, due 01/22/25[2]	25,000,000	24,731,792
Bedford Row Funding Corp. 5.250%, due 01/14/25[2]	50,000,000	49,460,417
BPCE SA
4.620%, due 01/07/25[2]	67,950,000	67,365,743
4.680%, due 12/18/24[2]	54,950,000	54,614,256
Canadian Imperial Bank of Commerce
4.840%, due 11/06/24[2]	25,000,000	24,983,194
4.840%, due 11/07/24[2]	25,000,000	24,979,833
5.220%, due 01/13/25[2]	70,000,000	69,259,050

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Commonwealth Bank of Australia
4.990%, due 11/01/24[1,2]	$75,000,000	$75,000,000
4.990%, due 11/01/24[1,2]	116,000,000	116,000,000
1 day USD SOFR + 0.200%, 5.010%, due 11/12/24[1,2]	72,000,000	72,000,000
1 day USD SOFR + 0.250%, 5.060%, due 11/01/24[1,2]	66,000,000	66,000,000
DBS Bank Ltd.
4.520%, due 04/25/25[2]	84,000,000	82,154,333
4.700%, due 12/20/24[2]	100,000,000	99,360,278
4.710%, due 01/14/25[2]	13,000,000	12,874,138
4.710%, due 01/21/25[2]	46,300,000	45,809,336
5.120%, due 12/02/24[2]	120,000,000	119,470,933
5.145%, due 11/14/24[2]	106,000,000	105,803,061
5.160%, due 11/12/24[2]	50,000,000	49,921,167
5.260%, due 11/05/24[2]	55,000,000	54,967,856
5.270%, due 11/01/24[2]	55,000,000	55,000,000
5.270%, due 11/05/24[2]	28,000,000	27,983,604
5.389%, due 11/05/24[2]	35,000,000	34,979,544
5.399%, due 11/05/24[2]	15,000,000	14,991,217
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 4.810%, due 11/01/24[2]	150,000,000	150,000,000
Erste Finance Delaware LLC
4.830%, due 11/05/24[2]	365,000,000	364,804,117
4.830%, due 11/06/24[2]	345,000,000	344,768,562
4.830%, due 11/07/24[2]	150,000,000	149,879,250
Federation des Caisses Desjardins du Quebec
4.820%, due 11/07/24[2]	210,000,000	209,831,300
4.825%, due 11/06/24[2]	55,500,000	55,462,807
4.860%, due 12/16/24[2]	82,000,000	81,501,850
4.890%, due 12/16/24[2]	76,000,000	75,535,450
5.280%, due 01/13/25[2]	70,000,000	69,250,533
Mizuho Bank Ltd.
4.615%, due 01/09/25[2]	120,000,000	118,938,550
5.095%, due 12/02/24[2]	125,000,000	124,451,580
5.115%, due 11/27/24[2]	175,000,000	174,353,521
5.416%, due 11/07/24[2]	92,000,000	91,918,963
National Australia Bank Ltd.
5.010%, due 11/01/24[1,2]	120,000,000	120,000,000
5.010%, due 11/01/24[1,2]	50,000,000	50,000,000
1 day USD SOFR + 0.200%, 5.010%, due 11/01/24[1,2]	72,000,000	72,000,000
5.040%, due 11/01/24[1,2]	70,000,000	70,000,000
1 day USD SOFR + 0.280%, 5.090%, due 02/12/25[1,2]	71,000,000	71,000,000
Natixis SA
4.635%, due 01/02/25	62,000,000	61,505,085
4.840%, due 02/27/25	120,000,000	118,096,267
Nordea Bank Abp
4.990%, due 02/03/25[2]	35,000,000	34,543,969
5.070%, due 12/12/24[2]	75,000,000	74,566,937
5.090%, due 02/24/25[2]	75,000,000	73,780,521
NRW Bank
4.525%, due 04/11/25[2]	117,000,000	114,632,294
4.840%, due 02/07/25[2]	120,000,000	118,418,933

Prime CNAV Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(concluded)
Oversea-Chinese Banking Corp. Ltd.
5.010%, due 11/01/24[1,2]	$70,000,000	$70,000,000
5.010%, due 11/01/24[1,2]	72,000,000	72,000,000
5.010%, due 11/01/24[1,2]	50,000,000	50,000,000
5.020%, due 11/01/24[1,2]	65,000,000	65,000,000
5.030%, due 11/01/24[1,2]	50,000,000	50,000,000
5.170%, due 11/07/24[2]	78,000,000	77,932,790
5.301%, due 11/12/24[2]	200,000,000	199,684,056
Podium Funding Trust
4.560%, due 04/09/25	50,000,000	48,993,000
4.700%, due 01/15/25	40,000,000	39,608,333
5.120%, due 12/13/24	25,000,000	24,850,667
5.280%, due 02/03/25	70,000,000	69,034,933
5.290%, due 01/06/25	50,000,000	49,515,083
Skandinaviska Enskilda Banken AB
4.990%, due 11/01/24[1,2]	120,000,000	120,000,000
5.000%, due 11/01/24[1,2]	122,000,000	122,000,000
1 day USD SOFR + 0.240%, 5.060%, due 11/01/24[1,2]	65,000,000	64,997,116
5.120%, due 02/28/25[2]	15,400,000	15,139,364
5.200%, due 02/10/25[2]	70,000,000	68,978,778
5.290%, due 12/24/24[2]	39,000,000	38,696,266
Sumitomo Mitsui Trust Bank Ltd.
4.610%, due 01/10/25[2]	90,000,000	89,193,250
5.020%, due 12/13/24[2]	19,000,000	18,888,723
5.140%, due 01/06/25[2]	69,000,000	68,349,790
5.140%, due 01/16/25[2]	75,000,000	74,186,167
5.140%, due 01/23/25[2]	74,000,000	73,123,059
5.210%, due 11/13/24[2]	75,000,000	74,869,750
5.312%, due 01/06/25[2]	103,000,000	102,029,397
Svenska Handelsbanken AB
5.000%, due 04/15/25[2]	75,000,000	73,281,250
5.020%, due 11/01/24[1]	74,000,000	74,000,000
5.030%, due 11/01/24[1]	100,000,000	100,000,000
5.130%, due 04/07/25[2]	70,000,000	68,433,925
5.200%, due 01/03/25[2]	74,000,000	73,326,600
Swedbank AB
5.030%, due 11/01/24[1]	120,000,000	120,000,000
1 day USD SOFR + 0.230%, 5.050%, due 11/05/24[1,2]	74,000,000	74,000,000
1 day USD SOFR + 0.240%, 5.060%, due 11/18/24[1,2]	64,000,000	64,000,000
5.110%, due 12/26/24[2]	40,000,000	39,687,722
5.272%, due 12/26/24[2]	27,000,000	26,789,213
United Overseas Bank Ltd.
5.020%, due 11/01/24[1]	75,000,000	75,000,000
5.020%, due 11/01/24[1]	75,000,000	75,000,000
5.020%, due 11/01/24[1]	50,000,000	50,000,000
5.020%, due 11/01/24[1]	120,000,000	120,000,000
5.020%, due 11/01/24[1]	75,000,000	75,000,000
5.030%, due 11/01/24[1]	120,000,000	120,000,000

		8,221,169,994

Banking-U.S.—1.2%
Collateralized Commercial Paper FLEX Co. LLC 5.080%, due 11/01/24[1,2]	123,000,000	123,000,000

	Face amount	Value
Commercial paper—(concluded)
Banking-U.S.—(concluded)
Collateralized Commercial Paper V Co. LLC
5.110%, due 11/01/24[1]	$50,000,000	$50,000,000
5.110%, due 11/01/24[1]	120,000,000	120,000,000

		293,000,000
Total commercial paper (cost—$11,791,875,164)		11,791,875,164

Time deposits—5.4%
Banking-non-U.S.—5.4%
ABN AMRO Bank NV 4.810%, due 11/01/24	675,000,000	675,000,000
Credit Agricole Corporate & Investment Bank SA 4.810%, due 11/01/24	369,000,000	369,000,000
Mizuho Bank Ltd. 4.820%, due 11/01/24	300,000,000	300,000,000
Total time deposits (cost—$1,344,000,000)		1,344,000,000

Repurchase agreements—38.8%
Repurchase agreement dated 10/01/24 with BofA Securities, Inc., 5.480% due 02/03/25, collateralized by $27,503,000 various asset-backed convertible bonds, 0.800% to 12.250% due 11/22/24 to 09/15/55; (value—$26,263,834); proceeds: $25,120,833[3]	25,000,000	25,000,000
Repurchase agreement dated 10/31/24 with BofA Securities, Inc., 4.840% due 11/01/24, collateralized by $265,245,964 Federal National Mortgage Association obligations, 3.500% due 04/01/42 to 08/01/42; (value—$25,704,000); proceeds: $25,203,388	25,200,000	25,200,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 5.160% due 12/05/24, collateralized by $59,638,000 various asset-backed convertible bonds, zero coupon to 7.750% due 02/15/25 to 11/02/62; (value—$56,569,603); proceeds: $51,075,000[3]	50,000,000	50,000,000
Repurchase agreement dated 10/31/24 with BNP Paribas Securities Corp, 4.960% due 11/01/24, collateralized by $63,204,860 various asset-backed convertible bonds, 0.250% to 13.000% due 11/12/24 to 03/08/34; (value—$55,191,351); proceeds: $50,006,889	50,000,000	50,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 5.060% due 11/07/24, collateralized by $65,313,177 various asset-backed convertible bonds, zero coupon to 9.250% due 11/21/24 to 09/09/62; (value—$60,228,454); proceeds: $55,138,500[3]	54,000,000	54,000,000

Prime CNAV Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/01/24 with BofA Securities, Inc., 5.480% due 02/03/25, collateralized by $49,813,695 various asset-backed convertible bonds, 0.250% to 11.000% due 01/16/25 to 12/31/99; (value—$68,891,313); proceeds: $65,293,833[3]	$65,000,000	$65,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 5.060% due 11/07/24, collateralized by $85,335,417 various asset-backed convertible bonds, zero coupon to 14.750% due 11/15/24 to 08/15/61; (value—$81,398,320); proceeds: $76,581,250[3]	75,000,000	75,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 5.200% due 01/29/25, collateralized by $107,627,547 various asset-backed convertible bonds, zero coupon to 9.625% due 01/16/25 to 06/01/65; (value—$104,752,485); proceeds: $102,166,667[3]	100,000,000	100,000,000
Repurchase agreement dated 10/01/24 with BofA Securities, Inc., 5.480% due 02/03/25, collateralized by $172,516,804 various asset-backed convertible bonds, 0.125% to 12.625% due 11/15/24 to 01/15/84; (value—$185,672,775); proceeds: $175,799,167[3]	175,000,000	175,000,000
Repurchase agreement dated 10/31/24 with BNP Paribas Securities Corp, 4.920% due 11/01/24, collateralized by $3,966,838 Federal Home Loan Mortgage Corp., obligations, 1.246% to 3.208% due 02/25/26 to 10/25/35, $200 U.S. Treasury Inflation Index Notes, 0.125% due 10/15/26 and $398,481,686 various asset-backed convertible bonds, zero coupon to 9.156% due 11/10/24 to 02/15/2119; (value—$185,075,433); proceeds: $175,023,917	175,000,000	175,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/24 with Barclays Bank PLC, 4.860% due 11/01/24, collateralized by $326,712,900 U.S. Treasury Inflation Index Bonds, 1.500% to 3.625% due 04/15/28 to 02/15/53 and $2,819,776,900 U.S. Treasury Inflation Index Notes, 0.125% to 2.375% due 10/15/25 to 01/15/34; (value—$3,473,100,068); proceeds: $3,450,459,675	$3,405,000,000	$3,405,000,000
Repurchase agreement dated 10/31/24 with Fixed Income Clearing Corp., 4.870% due 11/01/24, collateralized by $251,268,100 U.S. Treasury Notes, 3.875% to 4.250% due 03/31/25 to 12/31/34, $1,339,412,400 U.S. Treasury Bill, zero coupon due 12/24/24 to 01/30/25 and $3,228,866,100 U.S. Treasury Inflation Index Notes, 0.125% to 0.250% due 01/15/25 to 04/15/25; (value—$5,610,000,131); proceeds: $5,500,744,028	5,500,000,000	5,500,000,000
Total repurchase agreements (cost—$9,699,200,000)		9,699,200,000
Total investments (cost—$24,697,075,164 which approximates cost for federal income tax purposes)—98.8%		24,697,075,164

Other assets in excess of liabilities—1.2%		302,032,531
Net assets—100.0%		$24,999,107,695

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$1,862,000,000	$—	$1,862,000,000
Commercial paper	—	11,791,875,164	—	11,791,875,164
Time deposits	—	1,344,000,000	—	1,344,000,000
Repurchase agreements	—	9,699,200,000	—	9,699,200,000
Total	$—	$24,697,075,164	$—	$24,697,075,164

At October 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $9,813,157,257, represented 39.3% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2024 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of October 31, 2024.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Municipal bonds—94.0%
Arizona—2.3%
Arizona Health Facilities Authority, Banner Health Obligated Group, Revenue Bonds, Series C-RMK, 4.050%, VRD	$14,145,000	$14,145,000
Industrial Development Authority of the City of Phoenix Arizona, Mayo Clinic Arizona, Revenue Bonds, Series B-REM, 3.830%, VRD	6,950,000	6,950,000

		21,095,000

California—2.6%
City of Irvine CA, Series A, 3.100%, VRD	5,750,000	5,750,000
Los Angeles Department of Water & Power System, Refunding, Revenue Bonds, Series A-5-REM, 3.100%, VRD	5,000,000	5,000,000
San Mateo County Transit District Sales Tax Revenue, Revenue Bonds, Series B, 3.100%, VRD	7,150,000	7,150,000
State of California, GO Bonds, Series A2-RMKT, 3.000%, VRD	4,000,000	4,000,000
Series A3-RMKT, 3.150%, VRD	2,000,000	2,000,000

		23,900,000

Connecticut—2.2%
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds,
Series V-1, 3.600%, VRD	11,685,000	11,685,000
Series V-2, 3.600%, VRD	8,575,000	8,575,000

		20,260,000

District of Columbia—1.4%
Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds, Subseries D-2, 4.000%, VRD	12,770,000	12,770,000

Florida—1.7%
Hillsborough County Industrial Development Authority, BayCare Obligated Group, Refunding, Revenue Bonds, Series B, 4.000%, VRD	15,605,000	15,605,000

Illinois—10.8%
Illinois Development Finance Authority, Francis W. Parker School Project, Revenue Bonds, 3.450%, VRD	9,700,000	9,700,000

	Face amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Finance Authority, Hospital Sisters Services Obligated Group, Refunding, Revenue Bonds, Series G, 3.240%, VRD	$7,500,000	$7,500,000
Illinois Finance Authority, Northwestern Memorial Healthcare Obligated Group, Revenue Bonds, Series B, 4.000%, VRD	13,900,000	13,900,000
Illinois Finance Authority, OSF Healthcare System Obligated Group, Refunding, Revenue Bonds,
Series B, 3.600%, VRD	30,155,000	30,155,000
Series C, 4.000%, VRD	4,500,000	4,500,000
Illinois Finance Authority, Steppenwolf Theatre Co., Revenue Bonds,
3.340%, VRD	6,410,000	6,410,000
3.340%, VRD	6,550,000	6,550,000
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds,
Series E-1-REMK, 3.250%, VRD	16,250,000	16,250,000
Series E-2-REMK, 3.250%, VRD	900,000	900,000
Village of Brookfield IL, Brookfield Zoo Project, Revenue Bonds, 3.250%, VRD	3,630,000	3,630,000

		99,495,000

Indiana—6.6%
Indiana Finance Authority, Ascension Health Credit Group, Revenue Bonds, Series E4, 3.250%, VRD	17,440,000	17,440,000
Indiana Finance Authority, Duke Energy Indiana Project, Refunding, Revenue Bonds, Series A-5, 3.850%, VRD	43,095,000	43,095,000

		60,535,000

Maryland—3.2%
County of Montgomery, GO Bonds, Series E, 3.950%, VRD	29,440,000	29,440,000

Massachusetts—0.7%
Massachusetts Health & Educational Facilities Authority, Baystate Medical Obligated Group, Revenue Bonds, Series J-2-R, 3.950%, VRD	6,250,000	6,250,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Michigan—1.6%
Green Lake Township Economic Development Corp., Interlochen Center Project, Refunding, Revenue Bonds, 4.050%, VRD	$14,300,000	$14,300,000

Mississippi—3.6%
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Revenue Bonds,
Series A, 4.000%, VRD	4,750,000	4,750,000
Series B, 4.000%, VRD	7,500,000	7,500,000
Series B, 4.000%, VRD	2,800,000	2,800,000
Series C, 4.000%, VRD	8,910,000	8,910,000
Series C, 4.000%, VRD	650,011	650,011
Series E, 4.000%, VRD	950,000	950,000
Series I, 4.000%, VRD	2,500,000	2,500,000
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue Bonds, Series G, 4.000%, VRD	5,000,000	5,000,000

		33,060,011

Missouri—4.5%
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare System, Revenue Bonds, Series D, 3.240%, VRD	9,420,000	9,420,000
Health & Educational Facilities Authority of the State of Missouri, St. Louis University, Revenue Bonds,
Series B-1, 3.950%, VRD	5,690,000	5,690,000
Series B-2-REMK, 4.000%, VRD	9,265,000	9,265,000
Health & Educational Facilities Authority of the State of Missouri, Washington University, Revenue Bonds,
Series B, 3.950%, VRD	7,000,000	7,000,000
Series C-REMK, 3.900%, VRD	9,700,000	9,700,000

		41,075,000

Nebraska—1.5%
Douglas County Hospital Authority No. 2, Children’s Hospital Obligated Group, Refunding, Revenue Bonds, Series A, 3.950%, VRD	13,910,000	13,910,000

	Face amount	Value
Municipal bonds—(continued)
New Jersey—0.3%
New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group, Revenue Bonds, Series B, 3.350%, VRD	$2,870,000	$2,870,000

New York—20.8%
City of New York, GO Bonds,
Subseries D-4, 4.000%, VRD	5,300,000	5,300,000
Subseries L-4, 3.900%, VRD	3,305,000	3,305,000
Metropolitan Transportation Authority, Refunding, Revenue Bonds,
Series A-1-REMK, 4.000%, VRD	34,380,000	34,380,000
Subseries 2012G-1-REMK, 4.000%, VRD	32,730,000	32,730,000
New York City Housing Development Corp., Royal Properties, Revenue Bonds, Series A-RMKT, 3.290%, VRD	11,500,000	11,500,000
New York City Municipal Water Finance Authority, Revenue Bonds, 4.050%, VRD	38,835,000	38,835,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A-4, 3.880%, VRD	36,770,000	36,770,000
New York State Dormitory Authority, Rockefeller University, Revenue Bonds, Series A2, 3.250%, VRD	3,000,000	3,000,000
New York State Energy Research & Development Authority, Consolidated Edison, Revenue Bonds, Subseries A-1, 3.300%, VRD	3,000,000	3,000,000
Triborough Bridge & Tunnel Authority, Refunding, Revenue Bonds, Series 2005B-4C-REMK, 3.900%, VRD	22,575,000	22,575,000

		191,395,000

North Carolina—1.5%
Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Revenue Bonds, Series E-REMK, 4.000%, VRD	14,250,000	14,250,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Ohio—4.9%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group, Revenue Bonds,
Series A-R, 3.350%, VRD	$9,500,000	$9,500,000
Series B-R, 3.350%, VRD	2,940,000	2,940,000
Series C-R, 3.350%, VRD	4,985,000	4,985,000
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds,
Series E, 4.000%, VRD	25,645,000	25,645,000
Series F, 3.900%, VRD	1,950,000	1,950,000

		45,020,000

Pennsylvania—12.2%
Allegheny County Higher Education Building Authority, Carnegie Mellon University, Refunding, Revenue Bonds, Series C, 4.000%, VRD	33,075,000	33,075,000
Allegheny County Industrial Development Authority, Education Center Watson, Revenue Bonds, 3.240%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority, Watson Institute Friendship, Revenue Bonds, 3.340%, VRD	14,045,000	14,045,000
City of Philadelphia PA, Refunding, GO Bonds, Series B-REMK, 3.230%, VRD	12,500,000	12,500,000
Delaware Valley Regional Finance Authority, Revenue Bonds, Series B-REMK, 3.240%, VRD	19,585,000	19,585,000
Pennsylvania Turnpike Commission, Refunding, Revenue Bonds, 3.240%, VRD	6,000,000	6,000,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 3.230%, VRD	16,950,000	16,950,000

		111,755,000

Texas—7.9%
Harris County Cultural Education Facilities Finance Corp., Houston Methodist Hospital Obligated Group, Refunding, Revenue Bonds, Series B, 4.050%, VRD	30,420,000	30,420,000

	Face amount	Value
Municipal bonds—(concluded)
Texas—(concluded)
Harris County Health Facilities Development Corp., Houston Methodist Hospital Obligated Group, Refunding, Revenue Bonds, Series A-2, 4.050%, VRD	$2,500,000	$2,500,000
Harris County Hospital District, Senior lien, Refunding, Revenue Bonds, 3.290%, VRD	7,420,000	7,420,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc., Refunding, Revenue Bonds, 4.050%, VRD	5,000,000	5,000,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project, Refunding, Revenue Bonds, Series A, 4.050%, VRD	10,300,000	10,300,000
State of Texas, Veterans, GO Bonds, Series C-REM, 3.350%, VRD	8,285,000	8,285,000
Texas Department of Transportation State Highway Fund, Revenue Bonds, Series B REMK 3, 3.260%, VRD	8,500,000	8,500,000

		72,425,000

Virginia—0.3%
Virginia Small Business Financing Authority, Carilion Clinic Obligated Group, Revenue Bonds, Series B, 3.240%, VRD	2,350,000	2,350,000

Washington—2.9%
Port of Tacoma WA, Subordinate Lien, Revenue Bonds, Series B-REMK 9, 3.250%, VRD	26,990,000	26,990,000

West Virginia—0.1%
West Virginia Hospital Finance Authority, University Health System Obligated Group, Refunding, Revenue Bonds, Series D, 3.240%, VRD	765,000	765,000

Wisconsin—0.4%
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Inc., Revenue Bonds, Series A, 4.000%, VRD	4,000,000	4,000,000
Total municipal bonds (cost—$863,515,011)		863,515,011

Tax-Free Master Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Face amount	Value
Tax-exempt commercial paper—2.2%
New York—2.2%
City of Rochester 3.380%, due 11/19/24 (cost—$20,000,000)		$20,000,000
Total investments (cost—$883,515,011 which approximates cost for federal income tax purposes)—96.2%		883,515,011

Other assets in excess of liabilities—3.8%		34,687,211
Net assets—100.0%		$918,202,222

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Municipal bonds	$—	$863,515,011	$—	$863,515,011
Tax-exempt commercial paper	—	20,000,000	—	20,000,000
Total	$—	$883,515,011	$—	$883,515,011

At October 31, 2024, there were no transfers in or out of Level 3.

See accompanying notes to financial statements.

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

GO	General Obligation

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2024 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

October 31, 2024 (unaudited)

	Government Master Fund	Treasury Master Fund	100% US Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$16,839,494,332	$25,986,508,384	$8,226,518,173	$14,997,875,164	$883,515,011
Repurchase agreements	10,889,000,000	16,869,000,000	—	9,699,200,000	—

Investments, at value
Investment	16,839,494,332	25,986,508,384	8,226,518,173	14,997,875,164	883,515,011
Repurchase agreements	10,889,000,000	16,869,000,000	—	9,699,200,000	—
Cash	402,348,048	671,747,457	18,619,402	374,554,044	2,275,229
Receivable for investments sold	—	—	—	—	29,909,874
Receivable for interest	16,453,627	3,810,521	69,706	26,382,070	2,581,175
Deferred offering costs	—	—	51,851	—	—
Total assets	28,147,296,007	43,531,066,362	8,245,259,132	25,098,011,278	918,281,289

Liabilities:
Payable for investments purchased	272,943,720	422,717,891	392,160,806	95,743,305	—
Payable to affiliate	2,307,387	3,621,284	563,003	2,036,055	79,067
Payable to custodian	—	—	17,326	—	—
Accrued expenses and other liabilities	—	—	20,136	1,124,223	—
Total liabilities	275,251,107	426,339,175	392,761,271	98,903,583	79,067
Net assets, at value	$27,872,044,900	$43,104,727,187	$7,852,497,861	$24,999,107,695	$918,202,222

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the six months ended October 31, 2024 (unaudited)

	Government Master Fund	Treasury Master Fund	100% US Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$674,843,520	$1,087,651,326	$103,387,899	$481,735,684	$20,382,528
Expenses:
Investment advisory and administration fees	12,773,170	20,481,569	1,995,436	9,007,237	610,032
Custody and fund accounting fees	—	—	13,021	—	—
Trustees’ fees	55,290	87,865	36,205	43,840	12,749
Professional services fees	—	—	74,611	—	—
Printing and shareholder report fees	—	—	3,758	—	—
Amortization of offering costs	—	—	19,793	—	—
Other expenses	—	—	7,572	—	—
Total expenses	12,828,460	20,569,434	2,150,396	9,051,077	622,781
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	—	(136,603)	—	—
Net expenses	12,828,460	20,569,434	2,013,793	9,051,077	622,781
Net investment income (loss)	662,015,060	1,067,081,892	101,374,106	472,684,607	19,759,747
Net realized gain (loss)	460,571	—	17,552	52,946	—
Net increase (decrease) in net assets resulting from operations	$662,475,631	$1,067,081,892	$101,391,658	$472,737,553	$19,759,747

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Government Master Fund
	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$ 662,015,060	$ 1,049,914,890
Net realized gain (loss)	460,571	—
Net increase (decrease) in net assets resulting from operations	662,475,631	1,049,914,890
Net increase (decrease) in net assets from beneficial interest transactions	3,886,098,698	3,038,590,921
Net increase (decrease) in net assets	4,548,574,329	4,088,505,811
Net assets:

Beginning of period	23,323,470,571	19,234,964,760
End of period	$27,872,044,900	$23,323,470,571

	Treasury Master Fund
	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$ 1,067,081,892	$ 1,933,416,360
Net realized gain (loss)	—	—
Net increase (decrease) in net assets resulting from operations	1,067,081,892	1,933,416,360
Net increase (decrease) in net assets from beneficial interest transactions	2,940,615,028	2,285,766,889
Net increase (decrease) in net assets	4,007,696,920	4,219,183,249
Net assets:

Beginning of period	39,097,030,267	34,877,847,018
End of period	$43,104,727,187	$39,097,030,267

	100% US Treasury Master Fund
	For the six months ended October 31, 2024 (unaudited)	For the period from March 13, 2024[1] to April 30, 2024
From operations:

Net investment income (loss)	$ 101,374,106	$ 175,126
Net realized gain (loss)	17,552	—
Net increase (decrease) in net assets resulting from operations	101,391,658	175,126
Net increase (decrease) in net assets from beneficial interest transactions	7,726,007,191	24,923,886
Net increase (decrease) in net assets	7,827,398,849	25,099,012
Net assets:

Beginning of period	25,099,012	—
End of period	$7,852,497,861	$25,099,012

[1]	Commencement of operations.

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets (continued)

	Prime CNAV Master Fund
	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$ 472,684,607	$ 646,042,580
Net realized gain (loss)	52,946	428
Net increase (decrease) in net assets resulting from operations	472,737,553	646,043,008
Net increase (decrease) in net assets from beneficial interest transactions	11,169,419,191	3,744,622,503
Net increase (decrease) in net assets	11,642,156,744	4,390,665,511
Net assets:

Beginning of period	13,356,950,951	8,966,285,440
End of period	$24,999,107,695	$13,356,950,951

	Tax-Free Master Fund
	For the six months ended October 31, 2024 (unaudited)	For the year ended April 30, 2024
From operations:

Net investment income (loss)	$ 19,759,747	$ 33,580,303
Net realized gain (loss)	—	—
Net increase (decrease) in net assets resulting from operations	19,759,747	33,580,303
Net increase (decrease) in net assets from beneficial interest transactions	(253,657,221)	196,778,540
Net increase (decrease) in net assets	(233,897,474)	230,358,843
Net assets:

Beginning of period	1,152,099,696	921,740,853
End of period	$918,202,222	$1,152,099,696

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.04%	0.06%	0.10%	0.10%
Net investment income (loss)	5.16%[1]	5.25%	3.78%	0.02%	0.09%	1.75%
Supplemental data:
Total investment return[2]	2.64%	5.39%	3.14%	0.03%	0.08%	1.74%
Net assets, end of period (000’s)	$27,872,045	$23,323,471	$19,234,965	$4,297,678	$8,822,693	$17,762,675

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.06%	0.09%	0.10%
Net investment income (loss)	5.15%[1]	5.24%	3.23%	0.04%	0.09%	1.56%
Supplemental data:
Total investment return[2]	2.63%	5.36%	3.06%	0.04%	0.08%	1.70%
Net assets, end of period (000’s)	$43,104,727	$39,097,030	$34,877,847	$21,681,389	$32,675,191	$34,803,721

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

100% US Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2024 (unaudited)	For the period from March 13, 2024[1] to April 30, 2024
Ratios to average net assets:
Expenses before fee waivers	0.11%[2]	1.73%[2]
Expenses after fee waivers	0.10%[2]	0.10%[2]
Net investment income (loss)	5.03%[2]	5.26%[2]
Supplemental data:
Total investment return[3]	2.71%	0.70%
Net assets, end of period (000’s)	$7,852,498	$25,099

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Ratios to average net assets:
Expenses	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	5.22%[1]	5.41%	3.84%	0.08%	0.19%	1.83%
Supplemental data:
Total investment return[2]	2.70%	5.55%	3.27%	0.09%	0.17%	1.90%
Net assets, end of period (000’s)	$24,999,108	$13,356,951	$8,966,285	$1,908,435	$4,449,407	$7,495,231

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2024 (unaudited)	Years ended April 30,
		2024	2023	2022	2021	2020
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.05%	0.09%	0.10%
Net investment income (loss)	3.17%[1]	3.27%	1.84%	0.05%	0.04%	1.19%
Supplemental data:
Total investment return[2]	1.61%	3.33%	1.85%	0.05%	0.04%	1.23%
Net assets, end of period (000’s)	$918,202	$1,152,100	$921,741	$883,686	$814,225	$2,573,583

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with five series.

Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016, and 100% US Treasury Master Fund commenced operations on March 13, 2024.

UBS Asset Management (Americas) LLC (“UBS AM”) (formerly, UBS Asset Management (Americas) Inc.) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of a Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of a Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to such Master Fund according to the investor’s ownership percentage of such Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of such Master Fund. Beneficial interests in the Trust are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund, have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and

Master Trust

Notes to financial statements (unaudited)

Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Funds’ portfolios of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime CNAV Master Fund and Tax-Free Master Fund under certain circumstances. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Prime CNAV Master Fund

Master Trust

Notes to financial statements (unaudited)

and Tax-Free Master Fund retains the liquidity fees for the benefit of its remaining interest holders. For the period ended October 31, 2024, the Board of Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees.

By operating as “government money market funds”, Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Master Trust

Notes to financial statements (unaudited)

Deferred offering costs—Offering costs consist primarily of legal fees and other costs incurred with organizing and registering a fund. With respect to 100% US Treasury Master Fund, deferred offering costs are amortized over a period of 12 months.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2024, the Master Fund owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Net amount owed to UBS AM
Government Master Fund	$2,307,387
Treasury Master Fund	3,621,284
100% US Treasury Master Fund	563,003
Prime CNAV Master Fund	2,036,055
Tax-Free Master Fund	79,067

In exchange for these fees, for each Master Fund except 100% US Treasury Master Fund, UBS AM has agreed to bear all of the Master Funds’ expenses other than interest (except interest on borrowings), taxes, extraordinary costs and the cost of securities purchased and sold by such Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of such Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets.

With respect to 100% US Treasury Master Fund, such Master Fund will bear all expenses not specifically assumed by UBS AM incurred in its operations and the offering of its shares. UBS AM has contractually agreed to waive its management fees and/or reimburse expenses so that this Master Fund’s ordinary total operating expenses through August 31, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales and (ii) investments in other investment companies, interest, taxes, brokerage commissions, expenses related to interestholders’ meetings and extraordinary expenses) do not exceed 0.10%. The contractual fee waiver agreement also provides that UBS AM is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of UBS AM by 100% US Treasury Master Fund will not cause such Master Fund to exceed the lesser of any applicable expense limit that is in place for such Master Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Trust’s board at any time and also will terminate automatically upon the expiration or termination of such Master Fund’s management contract with UBS AM.

Master Trust

Notes to financial statements (unaudited)

During the period ended October 31, 2024, UBS AM waived the below amount, which is subject to future recoupment:

Fund	Amounts waived by UBS AM	Expires April 30, 2028
100% US Treasury Master Fund	$136,603	$136,603

Beneficial interest transactions

Government Master Fund

	For the six months ended October 31, 2024	For the year ended April 30, 2024
Contributions	$54,036,535,957	$56,516,921,636
Withdrawals	(50,150,437,259)	(53,478,330,715)
Net increase (decrease) in beneficial interest	$3,886,098,698	$3,038,590,921

Treasury Master Fund

	For the six months ended October 31, 2024	For the year ended April 30, 2024
Contributions	$48,862,125,090	$82,757,159,468
Withdrawals	(45,921,510,062)	(80,471,392,579)
Net increase (decrease) in beneficial interest	$2,940,615,028	$2,285,766,889

100% US Treasury Master Fund
	For the six months ended October 31, 2024	For the period from March 13, 2024[1] to April 30, 2024
Contributions	$8,991,724,870	$58,385,304
Withdrawals	(1,265,717,679)	(33,461,418)
Net increase (decrease) in beneficial interest	$7,726,007,191	$24,923,886
[1] Commencement of operations.
Prime CNAV Master Fund

	For the six months ended October 31, 2024	For the year ended April 30, 2024
Contributions	$23,024,873,174	$9,745,111,848
Withdrawals	(11,855,453,983)	(6,000,489,345)
Net increase (decrease) in beneficial interest	$11,169,419,191	$3,744,622,503

Tax-Free Master Fund

	For the six months ended October 31, 2024	For the year ended April 30, 2024
Contributions	$801,110,441	$1,572,373,118
Withdrawals	(1,054,767,662)	(1,375,594,578)
Net increase (decrease) in beneficial interest	$(253,657,221)	$196,778,540

Master Trust

Notes to financial statements (unaudited)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2024, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2024, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2024 and since inception for 100% US Treasury Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Reorganization of Fund

Following the close of business on August 23, 2024, the Target Fund reorganized into the existing Destination Fund within the Trust. The reorganization into the existing Destination Fund was as follows:

Target Fund	Destination Fund
Prime Master Fund	Prime CNAV Master Fund

Pursuant to an Agreement and Plan of Reorganization, the Target Fund transferred all of its property and assets to the Destination Fund. The purpose of the transaction was to respond to regulatory changes. In exchange, the applicable Destination Fund assumed all of the liabilities of the applicable Target Fund and issued interest(s) to the Target Fund, as described below. The reorganization was accomplished by a tax-free exchange of an interest(s) of the Target Fund for an interest(s) of the Destination Fund outstanding following the close of business on August 23, 2024. The allocated cost basis of the investments received from the Target Fund were carried forward to align ongoing reporting of the related feeder funds’ allocated realized and unrealized gains and losses with amounts distributable to feeder fund shareholders for tax purposes.

Target Fund	Destination Fund	Dollar Amount
Prime Master Fund	Prime CNAV Master Fund	$8,370,789,961

The net assets of the Target Fund, including unrealized appreciation (depreciation), were combined with those of the Destination Fund. These amounts were as follows:

Target Fund	Target Fund Unrealized Appreciation (Depreciation)	Target Fund Net Assets	Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
Prime Master Fund	$(1,124,223)	$8,370,789,961	Prime CNAV Master Fund	$16,158,299,089	$24,529,089,050

Master Trust

Notes to financial statements (unaudited)

Assuming the reorganization had been completed as of the beginning of the annual reporting period of the accounting and performance survivor, the pro forma results of operations for the period ended October 31, 2024 would have been as follows (unaudited):

Destination Fund	Net Investment Income (Loss)	Net Realized and Change in Unrealized Gain (Loss)	Net Increase (Decrease) in Net Assets Resulting from Operations
Prime CNAV Master Fund	$762,866,853	$(1,803,740)	$761,063,113

Subsequent Event

Upon the recommendation of UBS AM, Tax-Free Master Fund’s investment adviser/administrator, the Board of Trustees of Master Trust approved the liquidation of Tax-Free Master Fund pursuant to a Plan of Liquidation. All interests of Tax-Free Master Fund were liquidated on December 13, 2024.

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Manager

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

Placement Agent

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of interests in the Funds unless accompanied or preceded by an offering document.

© UBS 2024. All rights reserved.

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

(b)	Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1)	All board members and all members of any advisory board for regular compensation: $242,196
(2)	Each board member and each member of an advisory board for special compensation: Not applicable.
(3)	All officers: Not applicable.
(4)	Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Background—At a meeting of the board of Master Trust (the “Trust”) on July 25-26, 2024, the members of the board, including the trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) LLC (“UBS AM”) and the Trust, with respect to Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $395 billion in assets under management as of March 31, 2024 and was part of the UBS Asset Management Division, which had approximately $1.2 trillion in assets under management worldwide as of March 31, 2024. The board also was cognizant of, and considered, the financial combination transactions, regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver arrangements in place for the Select Prime Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, and Select Government Preferred Feeder Fund through August 31, 2025.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to RMA Government Money Market Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on their utilization as account sweep funds (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the RMA Government Money Market Feeder Fund’s total expenses, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Prime CNAV Master

Prime Reserves Feeder Fund and Prime Preferred Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Reserves Feeder Fund’s Actual Management Fee, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Prime Master

Select Prime Preferred Feeder Fund and Select Prime Institutional Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Institutional Feeder Fund’s Actual Management Fee, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all below its corresponding Expense Group median with the Feeder Fund’s fees taken into account.

Treasury Master

Select Treasury Institutional Feeder Fund and Select Treasury Preferred Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Tax-Free Master

Tax-Free Reserves Feeder Fund and Tax-Free Preferred Feeder Fund

The comparative Broadridge information showed that, with the exception of the Tax-Free Reserves Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

In light of the foregoing, the board determined that the management fees for each of Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2024 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2024. Although the board received information for the ten-year period and since inception, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and/or shareholder service fees or other expenses paid at the Feeder Fund level.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception, with the only exceptions being the one-, three- and five-year periods for RMA Government Money Market Feeder Fund, which were only slightly below such median.

Prime CNAV Master

Prime Reserves Feeder Fund and Prime Preferred Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception.

Prime Master

Select Prime Preferred Feeder Fund and Select Prime Institutional Feeder Fund

The comparative Broadridge information showed that the performance of the Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Treasury Master

Select Treasury Institutional Feeder Fund and Select Treasury Preferred Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund and Tax-Free Preferred Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

For periods in which a Master Fund’s performance was below median, UBS AM representatives explained, in a satisfactory manner, the reasons for the relative under-performance. Based on its review, the board concluded that each Master Fund’s investment performance was acceptable under the circumstances.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any material unshared economies of scale over time, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Code of Ethics-Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to the registrant.

(a)	(3) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as Exhibit EX-99.CERT.

(a)

(4) Written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to the registrant.

(a)

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 7, 2025

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	January 7, 2025